Derivative Financial Instruments - Narrative (Details) - USD ($) $ in Thousands	1 Months Ended			12 Months Ended
	Nov. 30, 2023	Aug. 31, 2023	Feb. 28, 2023	Dec. 31, 2023
Puts
Disclosure of maturity analysis for derivative financial liabilities [line items]
Proceeds from derivatives, operating activities		$ 9,240	$ 9,045
Swaps
Disclosure of maturity analysis for derivative financial liabilities [line items]
Proceeds from derivatives, operating activities				$ 8,401
Commodity derivatives
Disclosure of maturity analysis for derivative financial liabilities [line items]
Payments for derivatives, financing activities	$ 6,376